Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Guarantor Obligations
Under 1 Year	$ 959
1-3 Years	610
3-5 Years	31
Over 5 Years	410
Guarantees by Remaining Maturity, Total	2,010	$ 2,767
Letters of credit and surety bonds
Guarantor Obligations
Under 1 Year	878
1-3 Years	115
3-5 Years	31
Over 5 Years	0
Guarantees by Remaining Maturity, Total	$ 1,024	1,253
Letters of credit and surety bonds, maximum expiration period (in years)	1 year
Asset sales guarantee obligations
Guarantor Obligations
Under 1 Year	$ 4
1-3 Years	490
3-5 Years	0
Over 5 Years	204
Guarantees by Remaining Maturity, Total	698	793
Other guarantees
Guarantor Obligations
Under 1 Year	77
1-3 Years	5
3-5 Years	0
Over 5 Years	206
Guarantees by Remaining Maturity, Total	288	$ 721
GenOn | Letters of credit and surety bonds
Guarantor Obligations
Guarantees by Remaining Maturity, Total	$ 14